Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Income tax computed at federal statutory tax rate	21.00%	21.00%
State Taxes	(0.30%)	(0.59%)
Permanent differences nondeductible expenses	(0.82%)	(0.36%)
Change in fair value of contingent consideration	(1.85%)	(0.27%)
Bargain purchase gain on Cutanea acquisition	10.95%	0.00%
Change in valuation allowance	(29.31%)	(20.37%)
Other	0.03%	0.00%
Effective income tax rate	(0.30%)	(0.59%)